Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2020
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2020	2019	2018	2020	2019	2018
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.46	1.95	3.54	103	138	250
– second interim	—	1.76	9.46	—	124	668
– third interim	—	—	2.90	—	—	205
	1.46	3.71	15.90	103	262	1,123